SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 8.9%
	Auto Receivables — 3.9%
[a]	ACM Auto Trust, Series 2023-2A Class B, 9.85% due 6/20/2030	$ 57,418	$ 58,028
[a]	American Credit Acceptance Receivables Trust, Series 2024-4 Class A, 4.81% due 3/13/2028	5,494	5,496
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class B, 6.632% due 7/26/2032	28,730	28,989
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class C, 1.53% due 3/10/2027	145,000	144,001
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	55,352	55,618
	Exeter Automobile Receivables Trust, Series 2022-5A Class C, 6.51% due 12/15/2027	1,454	1,455
[a]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	50,000	50,013
[a]	First Investors Auto Owner Trust, Series 2022-1A Class C, 3.13% due 5/15/2028	32,525	32,429
[a]	Flagship Credit Auto Trust, Series 2022-1 Class C, 3.06% due 3/15/2028	41,928	41,630
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	28,807	28,740
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	36,714	36,993
[a]	Octane Receivables Trust, Series 2023-1A Class A, 5.87% due 5/21/2029	7,633	7,639
[a]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	27,662	27,678
[a]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	48,000	48,006
	Santander Drive Auto Receivables Trust, Series 2024-4 Class A3, 4.85% due 1/16/2029	85,418	85,624
[a]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	48,828	48,906
[a]	Wheels Fleet Lease Funding 1 LLC, Series 2023-2A Class A, 6.46% due 8/18/2038	43,540	44,078
			745,323
	Credit Card — 0.5%
	BA Credit Card Trust, Series 2023-A1 Class A1, 4.79% due 5/15/2028	105,000	105,363
			105,363
	Other Asset Backed — 3.7%
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	100,000	100,463
[a]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	50,000	49,886
[a]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	50,161	41,581
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	79,197	75,229
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	89,153	73,967
[a]	Marlette Funding Trust, Series 2021-3A Class D, 2.53% due 12/15/2031	57,910	57,772
	Mosaic Solar Loan Trust,
[a]	Series 2018-1A Class A, 4.01% due 6/22/2043	84,315	80,457
[a]	Series 2020-2A Class B, 2.21% due 8/20/2046	73,579	60,164
[a]	Oportun Funding Trust, Series 2024-3 Class A, 5.26% due 8/15/2029	35,918	35,922
[a]	Retained Vantage Data Centers Issuer LLC, Series 2023-2A Class A2, 5.05% due 9/15/2048	50,000	49,646
[a]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	84,783	86,032
			711,119
	Student Loan — 0.8%
[a,b]	College Ave Student Loans LLC, Series 2019-A Class A1, 5.469% (TSFR1M + 1.51%) due 12/28/2048	71,324	71,904
[b]	SLM Student Loan Trust, Series 2012-1 Class A3, 5.136% (SOFR30A + 1.06%) due 9/25/2028	39,078	38,659
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.774% (TSFR1M + 1.81%) due 11/20/2061	50,000	49,209
			159,772
	Total Asset Backed Securities (Cost $1,714,789)		1,721,577
	Corporate Bonds — 37.3%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
[b]	American Honda Finance Corp., 4.776% (SOFR + 0.62%) due 12/11/2026	38,000	38,061
	Hyundai Capital America,
[a]	4.30% due 9/24/2027	25,000	25,046
[a]	5.15% due 3/27/2030	25,000	25,639
			88,746
	Banks — 1.0%
	Banks — 1.0%
	Bank of New York Mellon Corp.,
[b]	4.975% (SOFR + 1.09%) due 3/14/2030	25,000	25,760
[b,c]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	39,000	38,294

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	$ 25,000	$ 25,889
[b]	U.S. Bancorp, 5.10% (SOFR + 1.25%) due 7/23/2030	25,000	25,800
	Wells Fargo & Co.,
[b]	5.574% (SOFR + 1.74%) due 7/25/2029	25,000	25,917
[b,c]	Series BB, 3.90% (5-Yr. CMT + 3.45%) due 3/15/2026	55,000	54,748
			196,408
	Capital Goods — 1.0%
	Aerospace & Defense — 0.3%
[a]	BWX Technologies, Inc., 4.125% due 4/15/2029	25,000	24,543
[a]	TransDigm, Inc., 6.375% due 3/1/2029	25,000	25,781
	Machinery — 0.6%
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	25,000	24,338
[d]	nVent Finance SARL, 2.75% due 11/15/2031	25,000	22,622
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	41,000	41,089
	6.30% due 2/15/2030	25,000	26,565
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	25,000	26,736
			191,674
	Commercial & Professional Services — 0.8%
	Commercial Services & Supplies — 0.7%
[a]	Clean Harbors, Inc., 5.125% due 7/15/2029	50,000	50,100
	CoreCivic, Inc., 8.25% due 4/15/2029	25,000	26,311
	Equifax, Inc.,
	3.25% due 6/1/2026	31,000	30,839
	5.10% due 12/15/2027	25,000	25,439
	Professional Services — 0.1%
[a]	Korn Ferry, 4.625% due 12/15/2027	25,000	25,046
			157,735
	Consumer Discretionary Distribution & Retail — 0.4%
	Specialty Retail — 0.4%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	50,000	49,947
	Genuine Parts Co., 4.95% due 8/15/2029	25,000	25,385
			75,332
	Consumer Durables & Apparel — 0.4%
	Leisure Products — 0.4%
	Mattel, Inc., 5.00% due 11/17/2030	19,000	19,184
	Polaris, Inc.,
	5.60% due 3/1/2031	38,000	38,503
	6.95% due 3/15/2029	25,000	26,578
			84,265
	Consumer Services — 0.4%
	Diversified Consumer Services — 0.3%
	Service Corp. International, 5.75% due 10/15/2032	50,000	51,124
	Hotels, Restaurants & Leisure — 0.1%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	25,000	24,074
			75,198
	Consumer Staples Distribution & Retail — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	25,000	26,163
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	25,000	24,876
			51,039
	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	48,000	48,954
[a]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	10,000	10,619
[d]	Ecopetrol SA, 8.375% due 1/19/2036	20,000	20,528
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	25,000	26,653

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Energy Transfer LP,
	5.20% due 4/1/2030	$ 27,000	$ 27,941
[a]	5.625% due 5/1/2027	70,000	70,054
	6.05% due 12/1/2026	23,000	23,392
[b,c]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	50,000	50,144
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	25,000	26,421
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	20,000	17,865
	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	25,000	25,391
	Sunoco LP,
[a]	5.875% due 7/15/2027	25,000	25,019
[a]	7.25% due 5/1/2032	25,000	26,401
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	35,000	36,365
			435,747
	Equity Real Estate Investment Trusts (REITs) — 1.3%
	Diversified REITs — 1.3%
	American Tower Corp., 4.90% due 3/15/2030	30,000	30,698
[a]	American Tower Trust #1, 3.652% due 3/15/2048	50,000	49,320
	Crown Castle, Inc.,
	4.90% due 9/1/2029	10,000	10,158
	5.80% due 3/1/2034	25,000	26,315
	Extra Space Storage LP,
	3.50% due 7/1/2026	25,000	24,891
	3.90% due 4/1/2029	33,000	32,637
[a]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	20,000	19,264
[a]	SBA Tower Trust, 1.631% due 5/15/2051	70,000	68,227
			261,510
	Financial Services — 3.8%
	Capital Markets — 1.7%
	Blue Owl Credit Income Corp., 6.60% due 9/15/2029	25,000	25,698
[a]	Blue Owl Technology Finance Corp., 6.10% due 3/15/2028	25,000	25,075
[d]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	46,000	48,314
	Hercules Capital, Inc., 3.375% due 1/20/2027	74,000	72,796
	LPL Holdings, Inc.,
[a]	4.00% due 3/15/2029	35,000	34,351
	5.15% due 6/15/2030	30,000	30,667
	Main Street Capital Corp.,
	5.40% due 8/15/2028	50,000	50,117
	6.50% due 6/4/2027	25,000	25,541
	Nasdaq, Inc., 5.55% due 2/15/2034	25,000	26,354
	Consumer Finance — 0.3%
[b]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	25,000	25,634
[a]	FirstCash, Inc., 6.875% due 3/1/2032	25,000	25,993
	Financial Services — 1.5%
[b]	Bank of America Corp., 5.162% (SOFR + 1.00%) due 1/24/2031	43,000	44,620
	Citigroup, Inc.,
[b]	3.785% (SOFR + 1.94%) due 3/17/2033	33,000	31,582
[b]	4.542% (SOFR + 1.34%) due 9/19/2030	26,000	26,258
[b,c]	Series W, 4.00% (5-Yr. CMT + 3.60%) due 12/10/2025	37,000	36,939
[b]	JPMorgan Chase & Co., 5.14% (SOFR + 1.01%) due 1/24/2031	69,000	71,587
[b]	Morgan Stanley, 5.23% (SOFR + 1.11%) due 1/15/2031	43,000	44,476
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	25,000	26,651
	Mortgage Real Estate Investment Trusts — 0.3%
[a]	Lineage OP LP, 5.25% due 7/15/2030	18,000	18,278
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029	50,000	51,639
			742,570
	Food, Beverage & Tobacco — 1.2%
	Beverages — 0.5%
[d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	25,000	24,530
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	45,000	45,137
	4.60% due 5/15/2030	21,000	21,095

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	$ 48,000	$ 48,437
	Post Holdings, Inc.,
[a]	5.50% due 12/15/2029	10,000	10,032
[a]	6.25% due 2/15/2032	25,000	25,837
	Tobacco — 0.3%
	BAT Capital Corp.,
	4.625% due 3/22/2033	19,000	18,943
	7.75% due 10/19/2032	25,000	29,275
			223,286
	Health Care Equipment & Services — 2.0%
	Health Care Equipment & Supplies — 0.3%
[a]	Hologic, Inc., 3.25% due 2/15/2029	25,000	24,752
[a]	VSP Optical Group, Inc., 5.45% due 12/1/2035	29,000	29,434
	Health Care Providers & Services — 1.7%
	Centene Corp., 3.00% due 10/15/2030	25,000	22,304
[a]	Charles River Laboratories International, Inc., 4.25% due 5/1/2028	50,000	49,492
[a]	Highmark, Inc., 1.45% due 5/10/2026	73,000	72,040
	Humana, Inc.,
	3.95% due 3/15/2027	25,000	24,932
	5.55% due 5/1/2035	16,000	16,426
	Laboratory Corp. of America Holdings,
	4.35% due 4/1/2030	25,000	25,072
	4.55% due 4/1/2032	25,000	25,081
	Tenet Healthcare Corp., 6.75% due 5/15/2031	25,000	26,054
	Universal Health Services, Inc., 4.625% due 10/15/2029	72,000	72,466
			388,053
	Insurance — 5.7%
	Insurance — 5.7%
[a]	American National Global Funding, 5.55% due 1/28/2030	75,000	77,464
	Aon North America, Inc., 5.45% due 3/1/2034	70,000	73,208
[a]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	38,000	38,571
	Brown & Brown, Inc., 4.70% due 6/23/2028	19,000	19,190
	CNA Financial Corp., 5.125% due 2/15/2034	71,000	71,705
	CNO Financial Group, Inc., 6.45% due 6/15/2034	35,000	37,110
[a]	Constellation Global Funding, 4.85% due 10/22/2030	48,000	47,838
[a,d]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	25,000	25,783
[a]	Equitable America Global Funding, 4.95% due 6/9/2030	35,000	35,745
[a]	Equitable Financial Life Global Funding, 5.00% due 3/27/2030	35,000	35,896
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	25,000	26,142
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	65,000	67,625
	Globe Life, Inc., 5.85% due 9/15/2034	25,000	26,272
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	58,000	57,823
	7.25% due 9/15/2028	25,000	26,834
[a,d]	Intact Financial Corp., 5.459% due 9/22/2032	25,000	25,916
[a]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	52,000	52,520
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	25,000	25,887
[a]	NLG Global Funding, 5.40% due 1/23/2030	69,000	71,359
[a]	Protective Life Corp., 4.70% due 1/15/2031	29,000	29,140
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	25,000	25,023
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	25,000	26,267
	RGA Global Funding,
[a]	2.70% due 1/18/2029	30,000	28,617
[a]	4.60% due 11/25/2030	29,000	29,071
	Stewart Information Services Corp., 3.60% due 11/15/2031	25,000	22,383
	Unum Group, 5.25% due 12/15/2035	48,000	47,934
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	40,000	41,076
			1,092,399
	Materials — 1.7%
	Containers & Packaging — 1.7%
	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	34,000	35,265

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	$ 25,000	$ 25,886
	AptarGroup, Inc., 4.75% due 3/30/2031	20,000	20,193
	Ball Corp.,
	2.875% due 8/15/2030	50,000	46,143
	4.875% due 3/15/2026	25,000	24,949
[a,d]	CCL Industries, Inc., 3.05% due 6/1/2030	25,000	23,624
[a]	Graphic Packaging International LLC, 3.50% due 3/1/2029	75,000	71,537
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	73,000	72,131
			319,728
	Media & Entertainment — 0.6%
	Media — 0.6%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	70,000	59,381
	Sirius XM Radio LLC,
[a]	3.125% due 9/1/2026	25,000	24,797
[a]	5.50% due 7/1/2029	25,000	25,136
			109,314
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc.,
	4.65% due 9/9/2026	25,000	25,078
	5.75% due 12/13/2027	16,000	16,429
			41,507
	Semiconductors & Semiconductor Equipment — 0.7%
	Semiconductors & Semiconductor Equipment — 0.7%
	Broadcom, Inc.,
[a]	3.187% due 11/15/2036	25,000	21,587
	4.15% due 11/15/2030	38,000	38,016
	Micron Technology, Inc., 5.80% due 1/15/2035	21,000	22,202
[a]	Qorvo, Inc., 3.375% due 4/1/2031	50,000	45,787
			127,592
	Software & Services — 2.8%
	Commercial Services & Supplies — 0.2%
	Global Payments, Inc., 4.50% due 11/15/2028	48,000	48,168
	Information Technology Services — 0.9%
	Booz Allen Hamilton, Inc.,
[a]	3.875% due 9/1/2028	40,000	39,364
	5.95% due 4/15/2035	17,000	17,690
[d]	Genpact UK Finco plc / Genpact USA, Inc., 4.95% due 11/18/2030	49,000	49,351
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	25,000	25,602
[a]	Science Applications International Corp., 4.875% due 4/1/2028	50,000	49,729
	Internet Software & Services — 0.2%
	VeriSign, Inc., 5.25% due 6/1/2032	32,000	32,901
	Software — 1.5%
[a,d]	Constellation Software, Inc., 5.158% due 2/16/2029	25,000	25,588
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	70,000	68,991
[a]	MSCI, Inc., 3.625% due 9/1/2030 - 11/1/2031	76,000	72,405
[a,d]	Open Text Corp., 3.875% due 12/1/2029	25,000	23,704
	Oracle Corp., 5.25% due 2/3/2032	41,000	41,404
	SS&C Technologies, Inc.,
[a]	5.50% due 9/30/2027	25,000	25,010
[a]	6.50% due 6/1/2032	25,000	26,037
			545,944
	Technology Hardware & Equipment — 2.5%
	Communications Equipment — 0.4%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	66,000	67,358
	Electronic Equipment, Instruments & Components — 1.5%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	25,000	24,026
	3.276% due 12/1/2028	34,000	32,890

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Flex Ltd., 4.875% due 5/12/2030	$ 38,000	$ 38,590
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	40,000	40,475
	Vontier Corp., 2.40% due 4/1/2028	25,000	23,883
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029 - 3/15/2033	100,000	104,438
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	25,000	25,825
	Technology Hardware, Storage & Peripherals — 0.6%
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	48,000	48,010
	NetApp, Inc., 5.50% due 3/17/2032	70,000	73,221
			478,716
	Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
[a]	Crown Castle Towers LLC, 4.241% due 7/15/2048	65,000	64,820
	T-Mobile USA, Inc., 5.125% due 5/15/2032	70,000	72,456
			137,276
	Transportation — 0.1%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.30% due 3/15/2027	25,000	25,357
			25,357
	Utilities — 6.9%
	Electric Utilities — 6.4%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	25,000	22,806
	Ameren Corp., 5.375% due 3/15/2035	26,000	26,810
	American Electric Power Co., Inc., 2.30% due 3/1/2030	50,000	46,196
	Black Hills Corp., 6.15% due 5/15/2034	25,000	26,938
[a]	Boston Gas Co., 3.757% due 3/16/2032	25,000	23,813
[a]	Cleco Power LLC, 5.30% due 1/15/2036	29,000	29,408
	Connecticut Light & Power Co., 4.95% due 8/15/2034	48,000	48,785
	DTE Energy Co.,
	5.20% due 4/1/2030	20,000	20,687
	5.85% due 6/1/2034	30,000	32,129
	Duke Energy Corp., 4.95% due 9/15/2035	50,000	50,044
[b,d]	Emera, Inc., Series 16-A, 6.75% (SOFR + 5.44%) due 6/15/2076	55,000	55,351
[a]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	25,000	23,252
	Exelon Corp., 5.125% due 3/15/2031	74,000	76,583
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	10,000	10,127
	ITC Holdings Corp., 5.30% due 7/1/2043	25,000	24,255
[a]	Kentucky Power Co., 7.00% due 11/15/2033	35,000	38,501
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	53,000	47,873
[a]	Monongahela Power Co., 3.55% due 5/15/2027	40,000	39,701
[a]	NorthWestern Corp., 5.073% due 3/21/2030	30,000	30,882
[a]	NRG Energy, Inc., 2.00% due 12/2/2025	53,000	53,000
[a]	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	32,000	33,325
	Pinnacle West Capital Corp., 4.90% due 5/15/2028	70,000	71,164
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	25,000	25,754
[a]	PSEG Power LLC, 5.20% due 5/15/2030	44,000	45,179
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	25,000	22,216
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	32,000	32,788
	Puget Energy, Inc.,
	4.224% due 3/15/2032	25,000	23,985
	5.725% due 3/15/2035	26,000	26,804
	Southern Co.,
	Series A, 3.70% due 4/30/2030	25,000	24,467
[b]	Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	40,000	39,866
	Southwestern Public Service Co., 6.00% due 6/1/2054	25,000	25,957
	Tucson Electric Power Co., 5.20% due 9/15/2034	30,000	30,898
	Union Electric Co., 2.95% due 3/15/2030	25,000	23,880
	Virginia Electric & Power Co., 5.05% due 8/15/2034	48,000	48,966
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	25,000	25,978
	Gas Utilities — 0.5%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	73,000	74,206
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	25,000	26,551
			1,329,125

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Corporate Bonds (Cost $7,043,612)		7,178,521
	Other Government — 0.8%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	$ 100,000	$ 59,434
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	46,000	25,485
	U.K. Gilts (GBP), 3.25% due 1/31/2033	60,000	74,825
	Total Other Government (Cost $152,051)		159,744
	U.S. Treasury Securities — 26.2%
	U.S. Treasury Inflation-Indexed Notes, 0.125%, 2/15/2051	392,943	219,189
	U.S. Treasury Notes,
	3.00%, 5/15/2045	1,850,000	1,456,875
	3.375%, 5/15/2044	998,000	841,595
	3.75%, 12/31/2030	160,000	160,950
	4.00%, 6/30/2032	20,000	20,287
	4.125%, 8/15/2053	161,000	146,938
	4.25%, 11/15/2034	650,000	664,828
	4.625%, 11/15/2044	1,000,000	1,001,094
	U.S. Treasury Strip Coupon, 7.60%, 11/15/2041	1,120,000	526,431
	Total U.S. Treasury Securities (Cost $4,902,857)		5,038,187
	U.S. Government Agencies — 0.2%
[b,c]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	45,000	45,126
	Total U.S. Government Agencies (Cost $45,196)		45,126
	Mortgage Backed — 24.0%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-B Class A1, 1.698% due 5/25/2059	132,373	125,513
[a,b]	Series 2021-C Class A, 6.115% due 1/25/2061	30,486	30,482
[a,b]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.881% due 12/25/2066	77,669	74,315
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	30,000	31,638
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2014-IVR1 Class A3, 3.606% due 11/25/2043	70,501	66,379
[a,b]	Series 2022-ATH1 Class A1A, 2.87% due 1/25/2067	99,721	96,557
[a,b]	Series 2022-NQM5 Class A1, 5.169% due 5/25/2067	98,876	98,542
[b]	Federal Home Loan Mtg Corp., Pool 841733, 2.09% (2.19% - SOFR30A) due 6/1/2052	98,466	93,180
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4165 Class BE, 1.50% due 2/15/2028	24,132	23,622
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS, Series KJ45 Class A2, 4.66% due 1/25/2031	90,000	92,358
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD2278, 3.00% due 8/1/2052	107,157	95,569
	Pool SD2601, 2.50% due 2/1/2053	176,118	150,707
	Pool SD8194, 2.50% due 2/1/2052	239,072	204,524
	Pool SD8218, 2.00% due 6/1/2052	113,330	92,768
	Pool SD8225, 3.00% due 7/1/2052	554,412	493,979
	Federal National Mtg Assoc.,
	Pool AM5836, 4.05% due 4/1/2032	79,468	78,675
	Pool BL2763, 3.99% due 6/1/2049	90,104	81,277
	Pool BS6056, 3.85% due 8/1/2032	43,000	41,803
	Pool BS7738, 4.20% due 3/1/2033	17,000	16,944
	Federal National Mtg Assoc., CMO REMIC,
	Series 2010-155 Class D, 4.00% due 1/25/2031	38,745	38,506
	Series 2017-46 Class LB, 3.50% due 12/25/2052	26,147	25,880
	Series 2019-6 Class GJ, 3.00% due 2/25/2049	39,766	38,836
	Federal National Mtg Assoc., UMBS Collateral,
	Pool CB2096, 3.00% due 11/1/2051	247,422	219,847
	Pool FS4713, 2.50% due 5/1/2053	109,564	93,773
	Pool FS8579, 2.00% due 8/1/2042	247,133	217,531
	Pool FS9660, 5.50% due 10/1/2054	175,992	178,610
	Pool FS9716, 2.00% due 8/1/2042	205,427	180,821
	Pool MA5107, 5.50% due 8/1/2053	181,126	183,849
	Pool MA5611, 4.00% due 2/1/2055	254,958	242,881
	Pool MA5671, 4.50% due 4/1/2055	257,441	252,006
[a,b]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	70,144	66,958

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Government National Mtg Assoc., Pool MA7706, 3.00% due 11/20/2051	$ 347,969	$ 314,269
	Government National Mtg Assoc., CMBS,
	Series 2021-110 Class AC, 1.75% due 10/16/2062	27,219	21,206
	Series 2021-75 Class AC, 1.60% due 4/16/2062	34,903	26,845
	Government National Mtg Assoc., CMO,
[b]	Series 2016-H01 Class FA, 5.12% (TSFR1M + 1.01%) due 1/20/2066	28,081	28,217
	Series 2020-15 Class DL, 3.00% due 9/20/2049	30,948	30,000
	Series 2021-27 Class ED, 1.00% due 2/20/2051	60,896	47,656
[a,b]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	62,852	62,755
[a,b]	MFA Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 2.479% due 3/25/2065	31,104	29,993
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-1A Class A1, 4.00% due 2/25/2057	69,679	68,177
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	34,000	31,578
[a,b]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	78,622	76,399
[a,b]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	74,920	75,953
[a,b]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.224% (TSFR1M + 1.26%) due 5/15/2038	50,000	49,614
[a,b]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2015-1 Class A5, 4.569% due 10/25/2053	20,806	20,741
	Total Mortgage Backed (Cost $4,505,583)		4,611,733
	Short-Term Investments — 2.0%
[e]	Thornburg Capital Management Fund	38,483	384,826
	Total Short-Term Investments (Cost $384,826)		384,826
	Total Investments — 99.4% (Cost $18,748,914)		$19,139,714
	Other Assets Less Liabilities — 0.6%		116,923
	Net Assets — 100.0%		$19,256,637

Outstanding Futures Contracts At November 30, 2025
Contract Description	Contract Amount	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long contracts
U.S. Treasury 10 Year Note Futures	2	3/20/2026	$200,000	$ 31

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,408,011, representing 28.08% of the Fund’s net assets.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on November 30, 2025.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACB	Agricultural Credit Bank
AUD	Denominated in Australian Dollar
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
GBP	Denominated in Pound Sterling
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond ETF	November 30, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
Futures contracts are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 11/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$267,662	$1,104,904	$(987,740)	$-	$-	$384,826	$5,127